Loans Receivable - Aging Analysis of Investment of Past Due Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 1,902	$ 2,193
60-89 Days Past Due	598	1,262
90 Days Or Greater	8,637	7,025
Total Past Due	11,137	10,480
Current	705,102	681,700
Total loans receivable	716,239	692,180
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate, Single Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	653	887
60-89 Days Past Due	319	420
90 Days Or Greater	3,405	3,343
Total Past Due	4,377	4,650
Current	337,398	321,355
Total loans receivable	341,775	326,005
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate, Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
90 Days Or Greater
Total Past Due
Current	44,327	46,418
Total loans receivable	44,327	46,418
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
90 Days Or Greater
Total Past Due
Current	37,857	33,472
Total loans receivable	37,857	33,472
Recorded Investment greater than 90 Days and Accruing
Commercial Real Estate, Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	53	246
60-89 Days Past Due	65	598
90 Days Or Greater	4,787	3,211
Total Past Due	4,905	4,055
Current	72,461	77,022
Total loans receivable	77,366	81,077
Recorded Investment greater than 90 Days and Accruing
Commercial Real Estate, Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
90 Days Or Greater
Total Past Due
Current	25,971	15,878
Total loans receivable	25,971	15,878
Recorded Investment greater than 90 Days and Accruing
Consumer Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	156	219
60-89 Days Past Due	65
90 Days Or Greater	214	223
Total Past Due	435	442
Current	82,552	79,976
Total loans receivable	82,987	80,418
Recorded Investment greater than 90 Days and Accruing
Consumer Dealer Auto and RV Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	993	771
60-89 Days Past Due	106	230
90 Days Or Greater	136	104
Total Past Due	1,235	1,105
Current	45,267	45,466
Total loans receivable	46,502	46,571
Recorded Investment greater than 90 Days and Accruing
Consumer Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	47	70
60-89 Days Past Due	43	12
90 Days Or Greater	65	109
Total Past Due	155	191
Current	6,498	7,705
Total loans receivable	6,653	7,896
Recorded Investment greater than 90 Days and Accruing
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due		2
90 Days Or Greater	30	35
Total Past Due	30	37
Current	52,771	54,408
Total loans receivable	52,801	54,445
Recorded Investment greater than 90 Days and Accruing